TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE - IMPAIRMENT LOSSES FOR BAD AND DOUBTFUL DEBTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	¥ 606
Balance at end of year	1,848	¥ 606
Financial assets neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	606	612	¥ 683
Provision for the year	1,566	83	49
Written back for the year	(283)	(77)	(100)
Written off for the year	(41)	(19)	(21)
Others		7	1
Balance at end of year	¥ 1,848	¥ 606	¥ 612